Segment information - Reconciliation of Segment to Consolidated Net Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Loss for the year	R$ 1,600,420	R$ (526,396)	R$ (1,377,348)
Other expenses	188,288	262,658	192,439
Bond Issuance Expenses		80,559	118,560
Reportable segments
Disclosure of operating segments [line items]
Loss for the year	1,557,496	410,536	40,028
Mark-to-market from the investment in Banco Inter	(30,574)	853,056	1,264,213
Gains (Losses) On Fair Value Adjustment, Intangibles And Property And Equipment	(92,399)	(138,601)	(89,100)
Gain on previously held interest in associate	0	0	15,848
Other expenses	78,623	17,810	118,323
Tax effect on adjustments	26,126	36,915	38,412
Financial Services
Disclosure of operating segments [line items]
Loss for the year	1,436,634	361,789	93,479
Software [Member]
Disclosure of operating segments [line items]
Loss for the year	113,844	64,740	(34,058)
Non allocated
Disclosure of operating segments [line items]
Loss for the year	R$ 7,018	R$ (15,993)	R$ (19,393)